Financial income (expense), net - Schedule of interest income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Interest Income [Abstract]
Financial interest	$ 10,594	$ 4,535	$ 1,235
Total interest income	$ 10,594	$ 4,535	$ 1,235